Other Liabilities (Details) - Schedule of undiscounted lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of undiscounted lease liabilities [Abstract]
Opening balance	$ 2,954	$ 1,563
Ending balance	3,753	2,954
Additions	1,269	2,012
Interest expense	358	203
Payments	(783)	(796)
Foreign currency adjustment	(45)	(28)
Current	1,001	761
Non-current	$ 2,752	$ 2,193